Other Significant Transactions and Agreements During the Six Months Ended June 30, 2025 (Details) $ / shares in Units, $ in Thousands, € in Millions					1 Months Ended		6 Months Ended
	Jul. 29, 2025 USD ($)	Jul. 29, 2025 EUR (€)	Mar. 07, 2025 USD ($)	Mar. 07, 2025 EUR (€)	Mar. 31, 2025 $ / shares shares	Jan. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Apr. 24, 2025 shares
Contingent Consideration for Business Combination [Line Items]
Payment of phantom warrants | $						$ 188
Issued, warrants (in Shares)									85,034
Net of transaction costs			$ 1,500	€ 1.3			$ 1,200	€ 1.1
2024 Note Purchaser Warrant [Member]
Contingent Consideration for Business Combination [Line Items]
Issuance of shares (in Shares)					44,164
Price of per share (in Dollars per share) | $ / shares					$ 15.61
Subsequent Event [Member]
Contingent Consideration for Business Combination [Line Items]
Net of transaction costs	$ 800	€ 0.7